Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018
Provisions for liabilities and charges
Balance at beginning of the period	£ 7,306	£ 7,757	£ 7,757
Implementation of IFRS 9 on 1 January 2018		85
Currency translation and other movements	217	(129)
Charge to income statement	1,202	133
Releases to income statement	(475)	(31)
Provisions utilised	(1,255)	(509)
Balance at end of the period	6,995	7,306	6,995
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	901	1,053	1,053
Provisions utilised	(156)	(152)	(4,400)
Balance at end of the period	745	901	745
Cumulative charge of provision	5,100		5,100
Payment protection insurance | Redress
Provisions for liabilities and charges
Charge to income statement			4,600
Provisions utilised			£ 4,000
Percentage of provision paid			78.00%
Payment protection insurance | Administrative expenses
Provisions for liabilities and charges
Charge to income statement			£ 500
Provisions utilised			400
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	759	870	870
Currency translation and other movements		(5)
Charge to income statement	46	19
Releases to income statement	(51)	(10)
Provisions utilised	(104)	(115)
Balance at end of the period	650	759	650
DoJ
Provisions for liabilities and charges
Balance at beginning of the period	3,033	3,243	3,243
RMBS Transfers	(567)
Currency translation and other movements	209	(119)
Charge to income statement	1,040
Releases to income statement		(1)
Provisions utilised		(90)
Balance at end of the period	3,715	3,033	3,715
Litigation and other regulatory (incl. RMBS)
Provisions for liabilities and charges
Balance at beginning of the period	583	641	641
RMBS Transfers	567
Currency translation and other movements	32	(4)
Charge to income statement	23	3
Releases to income statement	(305)	(5)
Provisions utilised	(189)	(52)
Balance at end of the period	711	583	711
Other
Provisions for liabilities and charges
Balance at beginning of the period	2,030	1,950	1,950
Implementation of IFRS 9 on 1 January 2018		85
Currency translation and other movements	(24)	(1)
Charge to income statement	93	111
Releases to income statement	(119)	(15)
Provisions utilised	(806)	(100)
Balance at end of the period	£ 1,174	£ 2,030	£ 1,174